UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21751

Lazard World Dividend & Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2014

Item 1. Schedule of Investments

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments

September 30, 2014 (unaudited)

Description	Shares	Value
Common Stocks — 94.7%
Australia — 2.2%
DUET Group	562,671	$1,196,111
Transurban Group	153,743	1,037,101
		2,233,212
Austria — 1.1%
UNIQA Insurance Group AG	100,515	1,148,449
Belgium — 1.6%
bpost SA	67,184	1,602,051
Brazil — 4.8%
Banco do Brasil SA	175,717	1,816,215
Cia Hering	46,400	470,114
Direcional Engenharia SA	170,200	693,942
Grendene SA	127,900	888,285
Natura Cosmeticos SA	74,600	1,127,038
		4,995,594
Cambodia — 0.5%
NagaCorp, Ltd.	734,000	527,632
Canada — 1.2%
Alaris Royalty Corp.	46,500	1,287,526
China — 4.8%
Agricultural Bank of China, Ltd., Class H	4,640,000	2,050,017
China Construction Bank Corp., Class H	2,035,180	1,430,258
China Shenhua Energy Co., Ltd., Class H	300,500	838,754
Industrial and Commercial Bank of China, Ltd., Class H	1,036,440	645,479
		4,964,508
Finland — 0.9%
Sampo Oyj, A Shares	18,966	918,613
France — 10.4%
AXA SA	122,265	3,011,024
Eutelsat Communications SA	65,277	2,104,790
Gaztransport Et Technigaz SA	27,388	1,620,128
Rexel SA	36,100	671,482
Total SA	51,675	3,339,650
		10,747,074
Germany — 2.4%
Allianz SE	7,412	1,200,782
RTL Group SA	14,780	1,265,893
		2,466,675
Israel — 3.2%
Bezeq The Israeli Telecommunication Corp., Ltd.	1,262,842	2,180,971
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	21,619	1,162,021
		3,342,992
Description	Shares	Value
Italy — 1.6%
Eni SpA	68,699	$1,630,929
Japan — 1.6%
Canon, Inc.	51,300	1,668,401
Macau — 4.9%
MGM China Holdings, Ltd.	296,400	849,942
Sands China, Ltd.	400,400	2,080,049
Wynn Macau, Ltd.	684,800	2,180,581
		5,110,572
Mexico — 0.7%
Fibra Uno Administracion SA de CV REIT	219,400	721,722
Russia — 3.7%
Globaltrans Investment PLC Sponsored GDR	95,851	804,959
MegaFon OAO GDR	28,533	723,960
Mobile TeleSystems OJSC Sponsored ADR	120,680	1,802,959
Sberbank of Russia GDR (a), (b)	59,568	471,779
		3,803,657
South Africa — 1.6%
Vodacom Group, Ltd.	144,047	1,657,501
Sweden — 2.0%
Swedbank AB, A Shares	83,826	2,100,113
Switzerland — 3.6%
Cembra Money Bank AG	18,932	1,076,142
Swiss Re AG	20,802	1,656,591
Transocean, Ltd.	32,075	1,025,438
		3,758,171
Taiwan — 3.2%
Radiant Opto-Electronics Corp.	375,660	1,489,447
Siliconware Precision Industries Co.	1,350,000	1,849,380
		3,338,827
Thailand — 1.5%
Dynasty Ceramic Public Co. Ltd. (b)	481,100	860,565
Krung Thai Bank Public Co. Ltd. (b)	896,300	655,121
		1,515,686
Turkey — 1.3%
Tofas Turk Otomobil Fabrikasi AS	127,805	717,438
Tupras-Turkiye Petrol Rafinerileri AS	31,951	642,156
		1,359,594
United Kingdom — 7.8%
Berkeley Group Holdings PLC	24,532	892,995
Foxtons Group PLC	145,643	504,109
Infinis Energy PLC	486,966	1,733,759
Royal Dutch Shell PLC, A Shares	55,763	2,128,410
St James’s Place PLC	107,177	1,260,268

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2014 (unaudited)

Description	Shares	Value
Vodafone Group PLC	462,611	$1,524,917
		8,044,458
United States — 28.1%
Artisan Partners Asset Management, Inc.	21,300	1,108,665
Aviv REIT, Inc.	23,432	617,433
Blackstone Mortgage Trust, Inc., Class A	108,500	2,940,350
CBL & Associates Properties, Inc.	63,200	1,131,280
CenturyLink, Inc.	79,895	3,266,907
Cisco Systems, Inc.	135,933	3,421,434
ConocoPhillips	19,309	1,477,525
Diamond Offshore Drilling, Inc.	24,153	827,723
Intel Corp.	47,682	1,660,287
International Paper Co.	28,057	1,339,441
Kinder Morgan, Inc.	20,300	778,302
Koppers Holdings, Inc.	15,300	507,348
Lexington Realty Trust REIT	49,365	483,283
Maxim Integrated Products, Inc.	56,200	1,699,488
Medical Properties Trust, Inc. REIT	41,785	512,284
Microsoft Corp.	28,400	1,316,624
Pattern Energy Group, Inc.	62,577	1,934,881
People’s United Financial, Inc.	109,272	1,581,166
TAL International Group, Inc.	12,600	519,750
Tronox, Ltd., Class A	33,700	877,885
United Bankshares, Inc.	36,034	1,114,532
Veritiv Corp. (c)	1	50
		29,116,638
Total Common Stocks (Identified cost $99,085,698)		98,060,595
Preferred Stocks — 3.2%
Brazil — 0.6%
Vale SA, A Shares	69,500	675,196
United States — 2.6%
Capital One Financial Corp., Series B	54,666	1,278,638
JPMorgan Chase & Co., Series P	35,193	798,881
Regions Financial Corp., Series A	23,599	577,939
		2,655,458
Total Preferred Stocks (Identified cost $3,400,335)		3,330,654

Description	Principal Amount (000) (d)	Value
Foreign Government Obligations — 9.4%
Brazil — 0.7%
Brazil NTN-B:
6.00%, 08/15/16	273	$279,000
6.00%, 08/15/18	460	467,690
		746,690
Description	Principal Amount (000) (d)	Value
Colombia — 0.1%
Republic of Colombia, 12.00%, 10/22/15	188,000	$99,240
Indonesia — 1.0%
Indonesia Government Bond, 7.875%, 04/15/19	12,720,000	1,029,292
Israel — 0.9%
Israel Government Bond - Galil, 5.00%, 04/30/15	2,560	951,140
Mexico — 1.8%
Mexican Bonos:
9.50%, 12/18/14	9,000	679,326
4.75%, 06/14/18	8,900	658,203
Mexico Cetes, 0.00%, 12/11/14	71,000	525,576
		1,863,105
Romania — 2.8%
Romania Government Bonds:
5.95%, 06/11/21	5,180	1,653,401
5.85%, 04/26/23	4,000	1,276,064
		2,929,465
Turkey — 0.9%
Turkey Government Bond, 4.50%, 02/11/15	2,110	935,032
Uganda — 0.7%
Uganda Government Bond, 12.875%, 05/19/16	742,700	278,472
Uganda Treasury Bills:
0.00%, 03/19/15	217,700	77,634
0.00%, 09/03/15	688,000	232,671
0.00%, 09/17/15	324,000	108,560
		697,337
Uruguay — 0.3%
Republica Orient Uruguay, 5.00%, 09/14/18	6,291	275,460
Zambia — 0.2%
Zambia Treasury Bill, 0.00%, 06/15/15	1,600	224,878
Total Foreign Government Obligations (Identified cost $10,219,219)		9,751,639

Description	Shares	Value
Short-Term Investment — 0.7%
State Street Institutional Treasury Money Market Fund (Identified cost $679,242)	679,242	$679,242

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2014 (unaudited)

Total Investments — 108.0% (Identified cost $113,384,494) (e), (f)	$111,822,130
Liabilities in Excess of Cash and Other Assets — (8.0)%	(8,296,102)
Net Assets — 100.0%	$103,526,028

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2014 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2014:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
AMD	JPM	10/28/14	111,741,000	$255,000	$272,759	$17,759	$—
AMD	JPM	02/18/15	115,615,500	273,000	276,259	3,259	—
BRL	BRC	10/02/14	1,242,746	507,036	507,709	673	—
BRL	CIT	10/02/14	3,085,931	1,361,000	1,260,722	—	100,278
BRL	CIT	11/04/14	1,857,284	748,000	752,060	4,060	—
CLP	CIT	10/27/14	93,204,350	159,133	155,489	—	3,644
CLP	UBS	10/27/14	338,352,800	577,000	564,462	—	12,538
CLP	UBS	11/17/14	537,303,300	906,000	894,768	—	11,232
CNH	BRC	02/26/15	3,532,977	567,000	565,551	—	1,449
CNH	HSB	10/14/14	3,387,462	547,000	547,673	673	—
CNH	HSB	11/18/14	2,982,134	482,000	480,770	—	1,230
CNH	HSB	03/03/15	3,454,550	555,126	552,815	—	2,311
CNY	SCB	10/08/14	3,577,531	578,000	582,655	4,655	—
CNY	SCB	11/10/14	6,660,775	1,079,367	1,081,663	2,296	—
CNY	SCB	12/08/14	3,074,589	499,000	498,232	—	768
COP	SCB	10/16/14	2,112,902,100	1,062,000	1,042,265	—	19,735
COP	SCB	10/22/14	910,637,800	478,000	448,993	—	29,007
CZK	JPM	10/07/14	11,732,531	553,000	539,059	—	13,941
CZK	JPM	10/07/14	22,370,232	1,115,027	1,027,816	—	87,211
EUR	JPM	10/10/14	448,000	580,138	565,876	—	14,262
EUR	JPM	10/24/14	358,000	463,817	452,236	—	11,581
EUR	JPM	10/24/14	736,728	973,000	930,656	—	42,344
EUR	JPM	10/24/14	1,312,000	1,699,210	1,657,357	—	41,853
EUR	JPM	11/19/14	161,512	220,949	204,065	—	16,884
HUF	BNP	10/08/14	200,861,826	845,805	816,317	—	29,488
HUF	JPM	11/12/14	65,214,914	266,695	264,849	—	1,846
HUF	UBS	10/20/14	132,230,070	567,000	537,258	—	29,742
IDR	JPM	10/07/14	2,331,522,000	197,838	191,183	—	6,655
IDR	JPM	10/31/14	5,250,300,000	430,000	428,793	—	1,207
IDR	SCB	10/07/14	8,417,880,000	698,000	690,260	—	7,740
IDR	SCB	12/04/14	6,791,850,000	559,000	551,410	—	7,590
ILS	CIT	11/10/14	2,014,636	564,000	547,151	—	16,849
ILS	JPM	10/08/14	1,884,804	525,843	511,779	—	14,064
ILS	UBS	10/17/14	1,922,045	530,000	521,913	—	8,087
INR	BRC	11/21/14	28,796,040	468,000	461,224	—	6,776
INR	JPM	10/22/14	73,438,725	1,195,000	1,184,104	—	10,896
INR	JPM	01/27/15	35,531,660	577,000	561,289	—	15,711
INR	SCB	01/12/15	25,124,640	408,000	398,161	—	9,839
KRW	CIT	11/26/14	616,971,510	603,000	583,264	—	19,736
KRW	JPM	11/24/14	792,938,720	759,498	749,678	—	9,820
KRW	UBS	10/22/14	1,105,160,350	1,081,000	1,046,337	—	34,663
KWD	BNP	08/06/15	173,514	605,000	596,464	—	8,536
KWD	CIT	08/18/15	141,763	494,000	487,144	—	6,856
KZT	CIT	11/14/14	55,390,000	290,000	302,083	12,083	—
KZT	CIT	02/13/15	63,050,000	325,000	338,343	13,343	—
KZT	CIT	06/11/15	31,760,660	167,425	166,997	—	428

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2014 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2014 (continued):
Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
KZT	CIT	06/12/15	59,783,000	$315,145	$314,292	$—	$853
KZT	HSB	02/17/15	35,567,400	187,000	190,704	3,704	—
KZT	JPM	05/18/15	35,512,000	184,000	187,385	3,385	—
MXN	CIT	10/15/14	14,148,845	1,065,000	1,052,531	—	12,469
MYR	HSB	10/17/14	1,930,731	598,120	587,947	—	10,173
MYR	JPM	10/17/14	4,150,117	1,294,000	1,263,795	—	30,205
NGN	BRC	11/03/14	27,060,000	164,000	163,609	—	391
NGN	CIT	12/12/14	36,024,500	218,000	215,052	—	2,948
NGN	CIT	12/22/14	128,082,080	767,418	762,316	—	5,102
NGN	JPM	11/10/14	53,677,050	327,000	323,777	—	3,223
NGN	JPM	12/08/14	7,142,520	43,144	42,689	—	455
PEN	CIT	10/09/14	1,086,972	379,000	375,679	—	3,321
PEN	SCB	10/23/14	1,084,319	377,575	373,768	—	3,807
PEN	SCB	11/17/14	1,730,880	601,000	594,125	—	6,875
PHP	BRC	10/14/14	22,673,035	517,000	505,072	—	11,928
PHP	BRC	11/17/14	36,423,720	828,000	810,691	—	17,309
PHP	BRC	12/15/14	36,436,140	828,000	810,303	—	17,697
PLN	JPM	10/10/14	3,079,846	973,262	929,902	—	43,360
PLN	JPM	10/10/14	4,138,578	1,281,000	1,249,566	—	31,434
RSD	CIT	11/19/14	25,707,456	305,260	274,300	—	30,960
RSD	CIT	11/19/14	68,381,562	779,410	729,634	—	49,776
RSD	HSB	10/20/14	24,927,430	270,216	267,573	—	2,643
RUB	BRC	10/15/14	10,120,266	262,984	254,918	—	8,066
RUB	BRC	10/15/14	15,113,723	392,753	380,697	—	12,056
RUB	BRC	10/30/14	25,233,989	650,076	633,698	—	16,378
RUB	CIT	12/09/14	14,416,763	382,504	358,988	—	23,516
RUB	JPM	10/17/14	22,132,809	574,000	557,275	—	16,725
RUB	JPM	11/17/14	22,132,809	568,346	553,717	—	14,629
THB	SCB	10/22/14	25,488,120	798,000	785,322	—	12,678
THB	SCB	11/17/14	9,727,417	301,000	299,356	—	1,644
TRY	JPM	10/08/14	189,135	86,589	82,931	—	3,658
TRY	JPM	02/17/15	9,689	4,376	4,110	—	266
TRY	JPM	02/17/15	1,210,313	548,000	513,412	—	34,588
TWD	BRC	10/15/14	32,754,540	1,092,000	1,076,840	—	15,160
UGX	BRC	12/09/14	433,699,000	162,738	160,803	—	1,935
UGX	CIT	10/08/14	762,412,000	287,160	287,751	591	—
UGX	CIT	11/17/14	809,552,000	304,000	302,094	—	1,906
UYU	HSB	10/22/14	10,739,520	440,000	432,180	—	7,820
UYU	HSB	11/10/14	16,937,784	704,274	678,371	—	25,903
ZAR	BRC	10/06/14	3,705,426	343,353	328,200	—	15,153
ZAR	BRC	10/06/14	3,720,975	347,862	329,577	—	18,285

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2014 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2014 (concluded):
Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
ZMW	CIT	11/24/14	6,539,670	$914,000	$1,017,056	$103,056	$—
Total Forward Currency Purchase Contracts				$49,862,472	$48,859,917	$169,537	$1,172,092

Forward Currency Sale Contracts open at September 30, 2014:
Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
BRL	BRC	10/02/14	1,242,746	$519,000	$507,709	$11,291	$—
BRL	CIT	10/02/14	1,242,746	507,036	507,709	—	673
BRL	CIT	10/02/14	1,843,186	748,958	753,012	—	4,054
CNY	SCB	10/08/14	3,577,531	581,429	582,655	—	1,226
CZK	JPM	10/07/14	11,290,743	526,000	518,761	7,239	—
EUR	BNP	10/24/14	2,201,582	2,965,300	2,781,103	184,197	—
EUR	BRC	11/19/14	223,000	299,709	281,753	17,956	—
EUR	CIT	11/19/14	216,000	305,260	272,909	32,351	—
EUR	CIT	11/19/14	572,710	779,410	723,599	55,811	—
EUR	HSB	10/20/14	209,000	270,216	264,008	6,208	—
EUR	JPM	10/07/14	816,000	1,115,027	1,030,682	84,345	—
EUR	JPM	10/24/14	452,000	582,683	570,980	11,703	—
EUR	JPM	10/24/14	751,000	970,190	948,685	21,505	—
EUR	JPM	10/24/14	760,000	1,021,245	960,054	61,191	—
IDR	JPM	10/07/14	6,561,079,392	558,627	538,003	20,624	—
ILS	CIT	05/04/15	1,792,504	508,512	488,333	20,179	—
JPY	CIT	11/12/14	124,608,080	1,168,000	1,136,471	31,529	—
JPY	SCB	10/23/14	165,683,515	1,634,000	1,510,890	123,110	—
KRW	CIT	10/22/14	595,479,000	570,000	563,784	6,216	—
KRW	JPM	10/22/14	560,593,200	534,000	530,755	3,245	—
MYR	JPM	10/17/14	956,352	293,000	291,229	1,771	—
PHP	JPM	10/14/14	13,583,490	303,000	302,590	410	—
PLN	JPM	10/10/14	1,887,498	580,138	569,895	10,243	—
RON	JPM	12/10/14	1,602,133	466,092	456,563	9,529	—
RON	JPM	12/10/14	4,473,919	1,311,000	1,274,941	36,059	—
RSD	JPM	11/19/14	19,236,080	220,948	205,249	15,699	—
RUB	BRC	10/15/14	25,233,989	652,041	635,615	16,426	—
RUB	BRC	10/30/14	20,809,980	534,000	522,598	11,402	—
RUB	JPM	10/17/14	22,132,809	572,055	557,275	14,780	—
TRY	JPM	02/11/15	1,179,536	517,000	501,114	15,886	—
TRY	JPM	02/17/15	537,132	240,758	227,850	12,908	—
TRY	JPM	02/17/15	682,870	307,129	289,672	17,457	—
UGX	SCB	10/08/14	492,352,692	187,384	185,825	1,559	—
UYU	CIT	10/22/14	2,197,410	89,000	88,428	572	—
ZAR	BRC	10/06/14	7,426,401	698,374	657,777	40,597	—
ZMW	JPM	11/24/14	2,563,959	403,646	398,750	4,896	—
Total Forward Currency Sale Contracts				$23,540,167	$22,637,226	908,894	5,953
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$1,078,431	$1,178,045

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2014 (unaudited)

Currency Abbreviations:

AMD	— Armenian Dram
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Yuan Renminbi
CNY	— Chinese Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
KWD	— Kuwaiti Dinar
KZT	— Kazakhstan Tenge
MXN	— Mexican New Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peruvian New Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RSD	— Serbian Dinar
RUB	— Russian Ruble
THB	— Thai Baht
TRY	— New Turkish Lira
TWD	— New Taiwan Dollar
UGX	— Ugandan Shilling
UYU	— Uruguayan Peso
ZAR	— South African Rand
ZMW	— Zambian Kwacha

Counterparty Abbreviations:

BNP	— BNP Paribas SA
BRC	— Barclays Bank PLC
CIT	— Citibank NA
HSB	— HSBC Bank USA
JPM	— JPMorgan Chase Bank
SCB	— Standard Chartered Bank
UBS	— UBS AG

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2014 (unaudited)

(a) Pursuant to Rule 144A under the Securities Act of 1933, the security may only be traded among “qualified institutional buyers.” At September 30, 2014, this security amounted to 0.5% of net assets of Lazard World Dividend & Income Fund, Inc. (the “Fund”), and is considered to be liquid.

(b) Security valued using Level 2 inputs, based on reference to a similar security from the same issuer which was trading on an active market, under accounting principles generally accepted in the United States of America (“GAAP”) hierarchy.

(c) Non-income producing security.

(d) Principal amount denominated in respective country’s currency.

(e) For federal income tax purposes, the aggregate cost was $113,384,494, aggregate gross unrealized appreciation was $6,158,700, aggregate gross unrealized depreciation was $7,721,064, and the net unrealized depreciation was $1,562,364.

(f) The Fund, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
NTN-B	- Brazil Sovereign “Nota do Tesouro Nacional” Series B
REIT	- Real Estate Investment Trust

Portfolio holdings by industry* (as a percentage of net assets):

Automotive	0.7%
Banking	12.0
Cable Television	2.0
Chemicals	1.3
Commercial Services	0.6
Computer Software	1.3
Construction & Engineering	1.6
Electric	2.8
Energy	1.9
Energy Exploration & Production	1.4
Energy Integrated	8.3
Energy Services	2.5
Financial Services	5.9
Forest & Paper Products	1.3
Household & Personal Products	1.1
Housing	2.4
Insurance	8.9
Leisure & Entertainment	6.7
Metals & Mining	0.6
Pharmaceutical & Biotechnology	1.1
Real Estate	6.7
Retail	1.3
Semiconductors & Components	8.1
Technology Hardware	3.3
Telecommunications	10.8
Transportation	3.3
Subtotal	97.9
Foreign Government Obligations	9.4
Short-Term Investment	0.7
Total Investments	108.0%

* Industry classifications may be different than those used for compliance monitoring purposes.

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (concluded)

September 30, 2014 (unaudited)

Valuation of Investments:

Net asset value (“NAV”) per share is determined by State Street Bank and Trust Company for the Fund on each day the New York Stock Exchange (“NYSE”) is open for business. Market values for securities listed on the NYSE, NASDAQ national market or other US or foreign exchanges or markets are generally based on the last reported sales price on the exchange or market on which the security is principally traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the most recent quoted bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Forward currency contracts are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s NAV.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations or a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in 60 days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”).

The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”), which meets periodically under the direction of the Board, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio managers/analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when the Fund’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. Non-US securities may trade on days when the Fund is not open for business, thus affecting the value of the Fund’s assets on days when Fund stockholders may not be able to buy or sell Fund shares.

The effect of using fair value pricing is that the NAV of the Fund will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

Fair Value Measurements:

Fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Fund’s investments by each fair value hierarchy level as of September 30, 2014:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2014
Assets:
Common Stocks
Israel	$1,162,021	$2,180,971	$—	$3,342,992
Russia	1,802,959	2,000,698	—	3,803,657
Switzerland	1,025,438	2,732,733	—	3,758,171
Other	36,121,480	51,034,295	—	87,155,775
Preferred Stocks	3,330,654	—	—	3,330,654
Foreign Government Obligations	—	9,751,639	—	9,751,639
Short-Term Investment	679,242	—	—	679,242
Other Financial Instruments*
Forward Currency Contracts	—	1,078,431	—	1,078,431
Total	$44,121,794	$68,778,767	$—	$112,900,561
Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$—	$(1,178,045)	$—	$(1,178,045)
*	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation/depreciation.

Certain common stocks (see footnote (b)) included in Level 2 were valued based on reference to similar securities from the same issuers which were trading on active markets. The foreign government obligations included in Level 2 were valued on the basis of prices provided by independent pricing services. The forward currency contracts included in Level 2 were valued using quotations provided by an independent pricing service.

In connection with the periodic implementation of fair value pricing procedures with respect to non-US securities, certain equity securities (other than those securities described in footnote (b)) can transfer from Level 1 to Level 2 as a result of fair value pricing procedure triggers being met and would revert to Level 1 when the fair value pricing procedure triggers are no longer met. The Fund recognizes all transfers between levels as though they were transferred at the beginning of the reporting period. As of September 30, 2014, securities valued at $41,417,444 were transferred from Level 1 to Level 2. There were no other transfers into or out of Levels 1, 2 or 3 during the period ended September 30, 2014.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard World Dividend & Income Fund, Inc.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date:	November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date:	November 28, 2014

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	November 28, 2014